Shareholders' Equity - Stock Option and RSU Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	15,031,388	12,737,893
Stock options granted (in shares)	1,259,025	2,985,495
Stock options exercised (in shares)	(4,665,059)	(305,649)
Stock options forfeited (in shares)	(421,328)	(386,351)
Options outstanding, ending balance (in shares)	11,204,026	15,031,388	12,737,893
Stock options exercisable				6,902,359
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, beginning balance, weighted average exercise price (in dollars per share)	$ 1.31	$ 0.38
Stock options granted, weighted average exercise price (in dollars per share)	22.16	5.28
Stock options exercised, weighted average exercise price (in dollars per share)	0.34	0.46
Stock options forfeited, weighted average exercise price (in dollars per share)	12.04	1.40
Options outstanding, ending balance, weighted average exercise price (in dollars per share)	$ 1.31	$ 0.38	$ 0.38	$ 3.65	$ 1.31
Stock options exercisable, weighted average exercise price (in dollars per share)				$ 0.82
Stock options outstanding, remaining contractual term	6 years 11 months 27 days	7 years 1 month 28 days
Stock options exercisable, remaining contractual term	6 years 11 days
Stock options outstanding, aggregate intrinsic value			$ 0	$ 248,119	$ 73,642
Stock options exercisable, aggregate intrinsic value				172,415
Stock options granted, weighted average grant date fair value	$ 12.16	$ 5.63
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Remaining unamortized compensation cost related to unvested stock options				$ 34,572	$ 16,574
Remaining unamortized compensation cost related to unvested stock options, period of recognition	3 years 2 months 19 days
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
RSUs outstanding, beginning balance (in shares)	0	0
RSUs granted	503,701
RSUs forfeited	(75,135)
RSUs outstanding, ending balance (in shares)	428,566	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
RSUs outstanding, beginning balance, average grant date fair value	$ 0.00	$ 0.00
RSUs granted, average grant date fair value	32.01
RSUs forfeited/cancelled, average grant date fair value	30.95
RSUs outstanding, ending balance, average grant date fair value	$ 32.19	$ 0.00	$ 0.00
Class A Subordinate Voting | Stock Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable				684,125
Class B Multiple Voting | Legacy Option Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable				10,519,901